Accounts Receivable, net (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Balance at Beginning of year	$ 0	$ 1,395
Charges to earnings	290	155
Amounts utilized / write-offs	0	(1,550)
Balance at end of year	$ 290	$ 0